Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares
2019 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for grant	805,319,139
SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 4.86	$ 4.41
Gain/(loss) on remeasurement of cash settled restricted share units | $	$ (5.0)	$ 8.0
Top of range [member] | SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gain/(loss) on remeasurement of cash settled restricted share units | $			$ 1.0
Cash-settled restricted stock units [Member] | SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 34.0	$ 8.0
Share options [Member] | LVSC 2004 Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	375,000	0	33,768
Weighted average exercise price (US$) | $ / shares	$ 38.84		$ 70.06
Number of share options exercised	0	0	0
Expired (in shares)	0	0	0
Number of options outstanding	507,525	132,525	132,525
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 45.81	$ 65.53	$ 65.53
Exercisable at the end of the period (in shares)	121,269	96,165	63,233
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 65.10	$ 65.68	$ 65.34
Share-based expense allocated | $	$ 0.6	$ 0.1	$ 0.3
Share options [Member] | 2019 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (US$) | $ / shares	$ 2,280	$ 0	$ 0
Share options [Member] | SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	3,300,000	0	0
Weighted average exercise price (US$) | $ / shares	$ 2.28	$ 0	$ 0
Number of share options exercised	0	3,070,000	1,766,000
Number of options outstanding	48,401,000	48,180,000	54,418,000	64,874,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.84	$ 5.01	$ 4.96	$ 4.99
Exercisable at the end of the period (in shares)	41,688,000	37,620,000	32,903,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 5.02	$ 4.94	$ 4.85
Restricted stock units [Member] | LVSC 2004 Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense allocated | $	$ 1.2	$ 0.4	$ 0.0
Granted (in shares)	0	56,946
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares		$ 41.27
Number of other equity instruments exercised or vested in share-based payment arrangement	18,793	0
Number of other equity instruments forfeited in share-based payment arrangement	0	0
Number of other equity instruments outstanding in share-based payment arrangement	38,153	56,946
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 41.27	$ 41.27
Restricted stock units [Member] | SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	9,393,000	13,040,000	2,337,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 2.32	$ 3.22	$ 4.11
Number of other equity instruments exercised or vested in share-based payment arrangement	2,344,000	961,000	244,000
Number of other equity instruments forfeited in share-based payment arrangement	969,000	120,000	137,000
Number of other equity instruments outstanding in share-based payment arrangement	21,402,000	15,322,000	3,363,000	1,407,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 2.80	$ 3.40	$ 4.44	$ 4.99